Derivative Financial Instruments - Details of Interest Rate and Currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
CHF
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 0
Sensitivity DFIs	0
Sensitivity net	0
Sensitivity Debt	0
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	23,855
Sensitivity DFIs	(21,179)
Sensitivity net	2,676
Sensitivity Debt	(80,003)
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	1,047
Sensitivity DFIs	(1,047)
Sensitivity net	0
Sensitivity Debt	(5,373)
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	1,490
Sensitivity DFIs	(1,033)
Sensitivity net	457
Sensitivity Debt	(5,227)
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	13,006
Sensitivity DFIs	470
Sensitivity net	13,476
Sensitivity Debt	(179,849)
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	9,424
Sensitivity DFIs	(9,424)
Sensitivity net	0
Sensitivity Debt	(21,635)
Interbank Yield Curves Sensitivity | CHF
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	0
Sensitivity DFIs	0
Sensitivity net	0
VaR 95% Net	0
Interbank Yield Curves Sensitivity | Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(92,148)
Sensitivity DFIs	55,795
Sensitivity net	(36,353)
VaR 95% Net	(28,260)
Interbank Yield Curves Sensitivity | Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(5,699)
Sensitivity DFIs	5,699
Sensitivity net	0
VaR 95% Net	0
Interbank Yield Curves Sensitivity | Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(5,776)
Sensitivity DFIs	(598)
Sensitivity net	(6,374)
VaR 95% Net	(5,736)
Interbank Yield Curves Sensitivity | Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(182,812)
Sensitivity DFIs	(20,312)
Sensitivity net	(203,124)
VaR 95% Net	(233,308)
Interbank Yield Curves Sensitivity | UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(23,722)
Sensitivity DFIs	23,722
Sensitivity net	0
VaR 95% Net	$ 0